As filed with the Securities and Exchange Commission on August 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2018

Date of reporting period:  June 30, 2018

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares	COMMON STOCKS - 84.53%	Value
	Auto Components - 2.58%
471,100	Gentex Corp.	$10,844,722
	Chemicals - 3.76%
38,795	Sherwin-Williams Co.	15,811,678
	Communications Equipment - 3.31%
119,453	Motorola Solutions, Inc.	13,900,746
	Diversified Financial Services - 3.88%
87,227	Berkshire Hathaway, Inc. - Class B (a)	16,280,920
	Diversified Telecommunication Services - 2.19%
286,115	AT&T, Inc.	9,187,153
	Food & Staples Retailing - 6.57%
196,725	CVS Health Corp.	12,659,254
249,023	Walgreens Boots Alliance, Inc.	14,945,115
		27,604,369
	Food Products - 4.19%
189,190	Hershey Co.	17,606,021
	Health Care Providers & Services - 2.69%
84,775	McKesson Corp.	11,308,985
	Health Care Technology - 1.53%
107,636	Cerner Corp. (a)	6,435,556
	Hotels, Restaurants & Leisure - 6.83%
138,150	Sodexo SA (b)	13,813,225
304,463	Starbucks Corp.	14,873,018
		28,686,243
	Insurance - 4.82%
147,495	Aon plc	20,231,889
	Internet & Direct Marketing Retail - 3.39%
7,031	Booking Holdings, Inc. (a)	14,252,470
	IT Services - 1.84%
97,955	Cognizant Technology Solutions Corp. - Class A	7,737,465
	Media - 6.49%
520,937	Comcast Corp. - Class A	17,091,943
20,000	Liberty Media Corp. - SiriusXM (a)	907,200
88,448	Walt Disney Co.	9,270,235
		27,269,378

	Multiline Retail - 3.72%
183,705	Dollar Tree, Inc. (a)	15,614,925
	Pharmaceuticals - 4.25%
72,785	Allergan plc	12,134,715
75,490	Novartis AG - ADR	5,702,515
		17,837,230
	Road & Rail - 2.21%
87,404	Kansas City Southern	9,261,328
	Software - 14.82%
243,285	CDK Global, Inc.	15,825,689
271,130	Microsoft Corp.	26,736,129
446,965	Oracle Corp.	19,693,278
		62,255,096
	Specialty Retail - 3.36%
104,133	Advance Auto Parts, Inc.	14,130,848
	Technology Hardware, Storage & Peripherals - 2.10%
47,693	Apple, Inc.	8,828,451
	TOTAL COMMON STOCKS (Cost $319,528,513)	355,085,473

	PREFERRED STOCK - 2.43%
	Semiconductors & Semiconductor Equipment - 2.43%
301,810	Samsung Electronics Co., Ltd., 2.46% (b)	10,195,735
	TOTAL PREFERRED STOCK (Cost $4,925,806)	10,195,735

Shares/Principal Amount	SHORT-TERM INVESTMENTS - 13.11%
	Money Market Fund 4.65%
19,517,968	First American Treasury Obligations Fund, Class Z, 1.75% (c)	19,517,968
	TOTAL MONEY MARKET FUND (Cost $19,517,968)	19,517,968

	U.S. Treasury Bills - 8.46%
$24,050,000	1.75%, 8/2/18 (d)	24,012,627
11,605,000	1.98%, 11/15/18 (d)	11,517,428
	TOTAL U.S. TREASURY BILLS (Cost $35,527,596)	35,530,055
	TOTAL SHORT-TERM INVESTMENTS (Cost $55,045,564)	55,048,023

	Total Investments in Securities (Cost $379,499,883) - 100.07%	420,329,231
	Liabilities in Excess of Other Assets - (0.07)%	(279,356)
	TOTAL NET ASSETS - 100.00%	$420,049,875

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2018.
(d)	Rate shown is the discount rate at June 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Balanced Opportunity Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares	COMMON STOCKS - 58.32%	Value
	Auto Components - 1.79%
41,816	Gentex Corp.	$962,604
	Capital Markets - 0.51%
6,758	Oaktree Cap Group, LLC	274,713
	Chemicals - 2.55%
3,382	Sherwin-Williams Co.	1,378,402
	Communications Equipment - 2.02%
9,350	Motorola Solutions, Inc.	1,088,060
	Diversified Financial Services - 2.64%
7,618	Berkshire Hathaway, Inc. - Class B (a)	1,421,900
	Diversified Telecommunication Services - 1.51%
25,285	AT&T, Inc.	811,901
	Food & Staples Retailing - 4.36%
15,340	CVS Health Corp.	987,129
22,694	Walgreens Boots Alliance, Inc.	1,361,980
		2,349,109
	Food Products - 2.82%
16,350	Hershey Co.	1,521,531
	Health Care Providers & Services - 1.87%
7,537	McKesson Corp.	1,005,436
	Health Care Technology - 1.01%
9,135	Cerner Corp. (a)	546,182
	Hotels, Restaurants & Leisure - 4.71%
12,335	Sodexo SA (b)	1,233,341
26,695	Starbucks Corp.	1,304,051
		2,537,392
	Insurance - 3.22%
12,655	Aon plc	1,735,886
	Internet & Direct Marketing Retail - 2.34%
622	Booking Holdings, Inc. (a)	1,260,850
	IT Services - 1.26%
8,630	Cognizant Technology Solutions Corp. - Class A	681,684
	Media - 4.23%
46,273	Comcast Corp. - Class A	1,518,217
7,262	Walt Disney Co.	761,130
		2,279,347
	Multiline Retail - 2.94%
18,645	Dollar Tree, Inc. (a)	1,584,825
	Pharmaceuticals - 3.45%
6,640	Allergan plc	1,107,021
9,931	Novartis AG - ADR	750,188
		1,857,209
	Road & Rail - 1.49%
7,590	Kansas City Southern	804,236
	Software - 9.90%
21,560	CDK Global, Inc.	1,402,478
22,090	Microsoft Corp.	2,178,295
39,835	Oracle Corp.	1,755,130
		5,335,903
	Specialty Retail - 2.29%
9,113	Advance Auto Parts, Inc.	1,236,634
	Technology Hardware, Storage & Peripherals - 1.41%
4,113	Apple, Inc.	761,358
	TOTAL COMMON STOCKS (Cost $27,842,987)	31,435,162

	PREFERRED STOCKS - 6.27%
	Closed-End Fund - 4.15%
42,653	GDL Fund - Series C, 4.00%	2,237,576
	Semiconductors & Semiconductor Equipment - 2.12%
33,900	Samsung Electronics Co., Ltd., 2.46% (b)	1,145,209
	TOTAL PREFERRED STOCKS (Cost $2,677,470)	3,382,785

Principal
Amount	CORPORATE BONDS - 9.35%	Value
	Beverages - 0.26%
	Coca-Cola European Partners PLC
$85,000	4.50%, 9/1/2021	87,407
	PepsiCo, Inc.
54,000	1.50%, 2/22/2019	53,662
		141,069
	Communications Equipment - 0.74%
	Motorola Solutions, Inc.
400,000	3.50%, 9/1/2021	397,865

	Computer and Electronic Product Manufacturing - 0.18%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	95,656
	Consumer Finance - 0.22%
	American Express Credit Corp.
62,000	1.875%, 11/5/2018	61,868
	Medtronic, Inc.
54,000	2.50%, 3/15/2020	53,639
		115,507
	Diversified Telecommunication Services - 0.50%
	AT&T, Inc.
137,000	2.375%, 11/27/2018	136,875
130,000	5.80%, 2/15/2019	132,251
		269,126
	Food & Staples Retailing - 0.15%
	Walgreens Boots Alliance, Inc.
82,000	2.70%, 11/18/2019	81,684
	Health Care Equipment & Supplies - 0.00%
	Abbott Laboratories
1,000	2.35%, 11/22/2019	994
	Health Care Providers & Services - 0.06%
	Express Scripts Holding Co.
34,000	2.25%, 6/15/2019	33,761
	Insurance - 0.06%
	American International Group, Inc.
34,000	2.30%, 7/16/2019	33,803
	Internet Software & Services - 0.10%
	eBay, Inc.
54,000	2.20%, 8/1/2019	53,564
	IT Services - 0.10%
	International Business Machines Corp.
54,000	1.95%, 2/12/2019	53,464
	Media - 0.02%
	Viacom, Inc.
11,000	2.75%, 12/15/2019	10,904
	Petroleum and Coal Products Manufacturing - 2.96%
	Murphy Oil USA, Inc.
1,022,000	6.00%, 8/15/2023	1,050,105
557,000	5.625%, 5/1/2027	546,556
		1,596,661
	Securities and Commodity Contracts Intermediation and Brokerage - 3.57%
	Goldman Sachs Group, Inc.
2,281,000	4.00%, (3 Month LIBOR + 0.7675%) 6/1/2043 (c)	1,923,111
	Specialty Retail - 0.38%
	Advance Auto Parts, Inc.
50,000	5.75%, 5/1/2020	52,179
	L Brands, Inc.
56,000	7.00%, 5/1/2020	59,080
90,000	6.625%, 4/1/2021	95,400
		206,659

	Technology Hardware, Storage & Peripherals - 0.05%
	HP, Inc.
25,000	2.75%, 1/14/2019	25,010
	TOTAL CORPORATE BONDS (Cost $4,789,358)	5,038,838

	MUNICIPAL BONDS - 6.94%
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,238
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	85,155
145,000	7.875%, 2/1/2026, Series 2011B	159,060
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
90,000	6.509%, 4/1/2039, Series 2009B	99,710
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	130,664
405,000	5.60%, 11/1/2020	430,867
745,000	6.65%, 3/1/2022, Series 2010	824,193
980,000	7.95%, 3/1/2036, Series 2010	1,057,440
	Commonwealth of Massachusetts, Build America Bonds
205,000	4.20%, 12/1/2021	211,570
	State of California, Build America Bonds
35,000	5.70%, 11/1/2021	38,067
15,000	4.988%, 4/1/2039	16,119
	State of Connecticut, Build America Bonds
100,000	4.807%, 4/1/2022	102,821
240,000	5.20%, 12/1/2022	256,282
25,000	5.30%, 12/1/2023	27,142
10,000	5.027%, 4/1/2024	10,321
	State of Florida, Build America Bonds
10,000	4.65%, 6/1/2020	10,179
	State of Georgia, Build America Bonds
5,000	4.503%, 11/1/2025	5,241
	State of Georgia, Economic Development Bonds
10,000	3.24%, 10/1/2020	10,113
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	16,065
	State of Illinois, Build America Bonds
100,000	5.547%, 4/1/2019	101,621
20,000	5.727%, 4/1/2020	20,629
	State of Maryland, Build America Bonds
10,000	4.10%, 3/1/2020	10,231
20,000	4.20%, 3/1/2021	20,628
5,000	4.55%, 8/15/2024	5,105
	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	43,868
	State of Ohio, Build America Bonds
35,000	4.621%, 4/1/2020	36,142
	TOTAL MUNICIPAL BONDS (Cost $3,880,929)	3,739,471

	U.S. TREASURY NOTE - 2.28%
	U.S. Treasury Note - 2.28%
1,245,000	1.50%, 11/30/2019	1,228,392
	TOTAL U.S. TREASURY NOTE (Cost $1,240,222)	1,228,392

	SHORT-TERM INVESTMENTS - 20.69%
	Money Market Fund - 9.08%
4,893,462	First American Treasury Obligations Fund, Class Z, 1.75% (d)	4,893,462

	TOTAL MONEY MARKET FUND (Cost $4,893,462)	4,893,462

Principal Amount
	U.S. Treasury Bills - 11.61%
$1,650,000	1.98%, 11/15/18 (e)	1,637.549
695,000	2.12%, 2/28/19 (e)	685,113
4,000,000	2.16%, 3/28/19 (e)	3,935,066
	TOTAL U.S. TREASURY BILLS (Cost $6,262,737)	6,257,728
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,156,199)	11,151,190

	Total Investments in Securities (Cost $51,587,165) - 103.85%	55,975,838
	Liabilities in Excess of Other Assets - (3.85)%	(2,076,271)
	TOTAL NET ASSETS - 100.00%	$53,899,567

ADR	American Depository Receipt
LIBOR	London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of June 30, 2018.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2018.
(e)	Rate shown is the discount rate at June 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Global Opportunity Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares	COMMON STOCKS - 93.28%	Value
	Auto Components - 3.77%
42,230	Gentex Corp.	$972,134
11,208	Nexen Corp. (b)	65,770
		1,037,904
	Automobiles - 0.49%
4,600	Subaru Corp. (b)	133,993
	Chemicals - 4.61%
3,113	Sherwin-Williams Co.	1,268,765
	Communications Equipment - 0.55%
1,305	Motorola Solutions, Inc.	151,863
	Diversified Financial Services - 3.49%
5,151	Berkshire Hathaway, Inc. - Class B (a)	961,434
	Diversified Telecommunication Services - 2.00%
17,186	AT&T, Inc.	551,843
	Food & Staples Retailing - 8.27%
18,155	CVS Health Corp.	1,168,274
18,470	Walgreens Boots Alliance, Inc.	1,108,477
		2,276,751
	Food Products - 4.03%
8,840	Hershey Co.	822,650
3,700	Nestle SA - ADR	286,491
		1,109,141
	Health Care Providers & Services - 6.83%
4,590	Aetna, Inc.	842,265
7,780	McKesson Corp.	1,037,852
		1,880,117
	Hotels, Restaurants & Leisure - 7.82%
30,500	Compass Group plc (b)	651,484
9,945	Sodexo SA (b)	994,372
10,395	Starbucks Corp.	507,796
		2,153,652
	Household Durables - 1.16%
6,240	Sony Corp. - ADR	319,862
	Insurance - 5.32%
64,115	AIA Group Ltd . (b)	560,606
6,593	Aon plc	904,362
		1,464,968

	Internet & Direct Marketing Retail - 2.83%
384	Booking Holdings, Inc. (a)	778,403
	Media - 10.92%
34,970	Comcast Corp. - Class A	1,147,366
24,895	Liberty Media Corp. - SiriusXM (a)	1,129,237
6,960	Walt Disney Co.	729,478
		3,006,081
	Multiline Retail - 2.19%
7,105	Dollar Tree, Inc. (a)	603,925
	Pharmaceuticals - 6.30%
7,766	Allergan plc	1,294,747
5,840	Novartis AG - ADR	441,154
		1,735,901
	Road & Rail - 2.88%
7,485	Kansas City Southern	793,111
	Software - 12.49%
18,585	CDK Global, Inc.	1,208,954
12,195	Microsoft Corp.	1,202,549
23,315	Oracle Corp.	1,027,259
		3,438,762
	Specialty Retail - 4.58%
9,295	Advance Auto Parts, Inc.	1,261,332
	Wireless Telecommunication Services - 2.75%
21,225	SoftBank Corp. - ADR (a)	756,671
	TOTAL COMMON STOCKS (Cost $25,272,298)	25,684,479

Shares	PREFERRED STOCKS - 5.67%	Value
	Auto Components - 0.48%
14,157	Nexen Corp., 1.81% (b)	56,018
19,043	Nexen Tire Corp., 2.34% (b)	76,634
		132,652
	Capital Markets - 0.27%
2,000	Korea Investment Holdings Co., Ltd., 3.95% (b)	75,460
	Containers & Packaging - 0.05%
5,450	NPC, 3.76% (b)	12,347
	Personal Products - 0.58%
2,269	AMOREPACIFIC Group, 0.67% (b)	110,956
75	LG Household & Health Care Ltd., 1.24% (b)	49,125
		160,081
	Semiconductors & Semiconductor Equipment - 4.29%
35,000	Samsung Electronics Co., Ltd., 2.46% (b)	1,182,369
	TOTAL PREFERRED STOCKS (Cost $1,071,522)	1,562,909

	MONEY MARKET FUND - 1.42%
389,880	First American Treasury Obligations Fund, Class Z, 1.75% (c)	389,880
	TOTAL MONEY MARKET FUND (Cost $389,880)	389,880

	Total Investments in Securities (Cost $26,733,700) - 100.37%	27,637,268
	Liabilities in Excess of Other Assets - (0.37)%	(102,657)
	TOTAL NET ASSETS - 100.00%	$27,534,611

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
% of Net
Country	Assets
United States	79.1%
Republic of Korea	5.9%
Japan	4.4%
France	3.6%
Switzerland	2.6%
United Kingdom	2.4%
Hong Kong	2.0%
100.0%

Scharf Alpha Opportunity Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares	COMMON STOCKS - 93.06%	Value
	Auto Components - 3.57%
31,910	Gentex Corp. (d)	$734,568
	Chemicals - 4.29%
2,165	Sherwin-Williams Co. (d)	882,389
	Communications Equipment - 3.44%
6,095	Motorola Solutions, Inc. (d)	709,275
	Diversified Financial Services - 3.65%
4,022	Berkshire Hathaway, Inc. - Class B (a) (d)	750,706
	Diversified Telecommunication Services - 1.87%
11,996	AT&T, Inc.	385,192
	Food & Staples Retailing - 6.49%
8,780	CVS Health Corp. (d)	564,993
12,838	Walgreens Boots Alliance, Inc. (d)	770,473
		1,335,466
	Food Products - 4.11%
9,105	Hershey Co.	847,311
	Health Care Providers & Services - 4.49%
2,194	Aetna, Inc.	402,599
3,920	McKesson Corp. (d)	522,928
		925,527
	Hotels, Restaurants & Leisure - 9.23%
22,530	Compass Group plc (b)	481,244
6,820	Sodexo SA (b)	681,912
15,115	Starbucks Corp.	738,368
		1,901,524
	Insurance - 4.13%
6,195	Aon plc (d)	849,768
	Internet & Direct Marketing Retail - 3.79%
385	Booking Holdings, Inc. (a) (d)	780,430
	IT Services - 1.98%
5,150	Cognizant Technology Solutions Corp. - Class A (d)	406,799
	Media - 7.95%
26,425	Comcast Corp. - Class A (d)	867,004
7,500	Liberty Media Corp. - SiriusXM (a)	340,200
4,110	Walt Disney Co.	430,769
		1,637,973

	Multiline Retail - 4.19%
10,160	Dollar Tree, Inc. (a)	863,600
	Pharmaceuticals - 5.80%
4,990	Allergan plc (d)	831,933
4,810	Novartis AG - ADR (d)	363,347
		1,195,280
	Road & Rail - 2.94%
5,720	Kansas City Southern (d)	606,091
	Software - 14.22%
12,095	CDK Global, Inc.	786,780
12,095	Microsoft Corp. (d)	1,192,687
21,550	Oracle Corp. (d)	949,493
		2,928,960
	Specialty Retail - 4.21%
6,395	Advance Auto Parts, Inc. (d)	867,802
	Technology Hardware, Storage & Peripherals - 2.71%
2,307	Apple, Inc. (d)	427,049
126	Samsung Electronics Co., Ltd. (b)	131,670
		558,719
	TOTAL COMMON STOCKS (Cost $18,311,624)	19,167,380

	MONEY MARKET FUND - 4.88%
1,004,615	First American Treasury Obligations Fund, Class Z, 1.75% (c)	1,004,615
	TOTAL MONEY MARKET FUND (Cost $1,004,615)	1,004,615

	Total Investments in Securities (Cost $19,316,239) - 97.94%	20,171,995
	Other Assets in Excess of Liabilities - 2.06%	424,630
	TOTAL NET ASSETS - 100.00%	$20,596,625

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2018.
(d)	All of a portion of the security has been segregated for open short positions.

Schedule of Securities Sold Short at June 30, 2018 (Unaudited)
Shares	EXCHANGE-TRADED FUND - 55.50%	Value
42,135	SPDR S&P 500 ETF Trust	$11,430,383
	TOTAL SECURITIES SOLD SHORT (Proceeds $9,293,635)	$11,430,383

ETF	Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Funds
Notes to Schedule of Investments
June 30, 2018 (Unaudited)

Note 1 – Securities Valuation

The Scharf Fund, the Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund's (each a "Fund" and collectively, the "Funds") investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, preferred stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Exchange-traded options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Other derivative instruments, including rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of June 30, 2018:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$110,798,585	$-	$-	$110,798,585
Consumer Staples	32,551,137	-	-	32,551,137
Financials	36,512,809	-	-	36,512,809
Healthcare	48,241,025	-	-	48,241,025
Industrials	9,261,328	-	-	9,261,328
Information Technology	92,721,759	-	-	92,721,759
Materials	15,811,678	-	-	15,811,678
Telecommunication Services	9,187,152	-	-	9,187,152
Total Common Stocks	355,085,473	-	-	355,085,473
Preferred Stock
Information Technology	10,195,735	-	-	10,195,735
Total Preferred Stock	10,195,735	-	-	10,195,735
Money Market Fund	19,517,968	-	-	19,517,968
U.S. Treasury Bills	-	35,530,055	-	35,530,055
Total Short-Term Investments	19,517,968	35,530,055	-	55,048,023
Total Investments in Securities	$384,799,176	$35,530,055	$-	$420,329,231

Scharf Balanced Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,861,653	$-	$-	$9,861,653
Consumer Staples	2,883,512	-	-	2,883,512
Financials	3,432,499	-	-	3,432,499
Health Care	4,395,955	-	-	4,395,955
Industrials	804,236	-	-	804,236
Information Technology	7,867,004	-	-	7,867,004
Materials	1,378,402	-	-	1,378,402
Telecommunication Services	811,901	-	-	811,901
Total Common Stocks	31,435,162	-	-	31,435,162
Preferred Stocks
Closed-End Fund	2,237,576	-	-	2,237,576
Information Technology	1,145,209	-	-	1,145,209
Total Preferred Stocks	3,382,785	-	-	3,382,785
Fixed Income
Corporate Bonds	-	5,038,838	-	5,038,838
Municipal Bonds	-	3,739,471	-	3,739,471
U.S. Treasury Note	-	1,228,392	-	1,228,392
Total Fixed Income	-	10,006,701	-	10,006,701
Money Market Fund	4,893,462	-	-	4,893,462
U.S. Treasury Bills	-	6,257,728	-	6,257,728
Total Short-Term Investments	4,893,462	6,257,728	-	11,151,190
Total Investments in Securities	$39,711,409	$16,264,429	$-	$55,975,838

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,295,151	$-	$-	$9,295,151
Consumer Staples	2,217,619	-	-	2,217,619
Financials	2,426,402	-	-	2,426,402
Health Care	4,784,292	-	-	4,784,292
Industrials	793,111	-	-	793,111
Information Technology	3,590,625	-	-	3,590,625
Materials	1,268,765	-	-	1,268,765
Telecommunications Services	1,308,514	-	-	1,308,514
Total Common Stocks	25,684,479	-	-	25,684,479
Preferred Stocks
Consumer Discretionary	132,652	-	-	132,652
Consumer Staples	160,081	-	-	160,081
Financials	75,460	-	-	75,460
Information Technology	1,182,369	-	-	1,182,369
Materials	12,347	-	-	12,347
Total Preferred Stocks	1,562,909	-	-	1,562,909
Money Market Fund	389,880	-	-	389,880
Total Investments in Securities	$27,637,268	$-	$-	$27,637,268

Scharf Alpha Opportunity Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,785,897	$-	$-	$6,785,897
Consumer Staples	1,617,784	-	-	1,617,784
Financials	1,600,474	-	-	1,600,474
Health Care	2,685,800	-	-	2,685,800
Industrials	606,091	-	-	606,091
Information Technology	4,603,753	-	-	4,603,753
Materials	882,389	-	-	882,389
Telecommunication Services	385,192	-	-	385,192
Total Common Stocks	19,167,380	-	-	19,167,380
Money Market Fund	1,004,615	-	-	1,004,615
Total Investments in Securities	$20,171,995	$-	$-	$20,171,995

Liabilities:
Securities Sold Short
Exchange-Traded Funds	$11,430,383	$-	$-	$11,430,383
Total Securities Sold Short	$11,430,383	$-	$-	$11,430,383

Refer to the Funds' schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at June 30, 2018, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended June 30, 2018.

Note 2 - Leverage and Short Sales

The Scharf Alpha Opportunity Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

 With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund's broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund's short sale obligations, the Fund may earmark cash or high-grade securities on the Fund's records or hold offsetting positions.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                              Officer/Principal Executive Officer

Date                                                          8/8/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                              Officer/Principal Executive Officer

Date                                                          8/8/2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                                          8/8/2018

* Print the name and title of each signing officer under his or her signature.